Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, (Depreciation, Amortization And Cost of Timber Harvested) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and Amortization	[1]	$ 1,227	$ 1,294	$ 1,406
Operating Segments [Member] | Industrial Packaging
Segment Reporting Information [Line Items]
Depreciation and Amortization	[1]	715	725	775
Operating Segments [Member] | Global Cellulose Fibers
Segment Reporting Information [Line Items]
Depreciation and Amortization	[1]	108	73	76
Operating Segments [Member] | Printing Papers
Segment Reporting Information [Line Items]
Depreciation and Amortization	[1]	232	234	291
Operating Segments [Member] | Consumer Packaging
Segment Reporting Information [Line Items]
Depreciation and Amortization	[1]	121	215	223
Corporate and other (b)
Segment Reporting Information [Line Items]
Depreciation and Amortization	[1]	$ 51	$ 47	$ 41

[1]	Excludes accelerated depreciation related to the closure and/or repurposing of mills.